SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Supplementary insurance information
Deferred Policy Acquisition Costs and Value of Businesses Acquired	$ 3,248,041				$ 3,092,580				$ 3,248,041	$ 3,092,580	$ 2,935,314
Future Policy Benefits and Claims	20,867,989				18,530,564				20,867,989	18,530,564	17,327,280
Unearned Premiums	1,258,785				1,182,828				1,258,785	1,182,828	1,220,988
Stable Value Products, Annuity Contracts and Other Policyholders' Funds	14,262,874				14,245,875				14,262,874	14,245,875	14,007,267
Net Premiums and Policy Fees	348,581	370,011	352,338	334,535	288,374	306,225	299,512	322,943	1,405,465	1,217,054	1,162,646
Net Investment Income									1,820,643	1,683,676	1,665,036
Benefits and Settlement Expenses									2,233,473	2,089,429	1,977,979
Amortization of Deferred Policy Acquisitions Costs and Value of Businesses Acquired									264,993	164,963	277,882
Other Operating Expenses									597,200	508,591	429,980
Premiums Written									190,321	182,110	203,282
Life Marketing
Supplementary insurance information
Deferred Policy Acquisition Costs and Value of Businesses Acquired	1,912,916				1,826,001				1,912,916	1,826,001	1,651,241
Future Policy Benefits and Claims	11,755,841				10,910,433				11,755,841	10,910,433	9,969,274
Unearned Premiums	589,027				520,589				589,027	520,589	539,061
Stable Value Products, Annuity Contracts and Other Policyholders' Funds	274,870				275,325				274,870	275,325	234,467
Net Premiums and Policy Fees									744,819	736,252	653,441
Net Investment Income									446,175	388,061	362,108
Benefits and Settlement Expenses									978,098	921,765	782,372
Amortization of Deferred Policy Acquisitions Costs and Value of Businesses Acquired									87,461	47,809	101,165
Other Operating Expenses									139,619	125,954	105,051
Premiums Written									196	246	492
Acquisitions
Supplementary insurance information
Deferred Policy Acquisition Costs and Value of Businesses Acquired	824,277				810,681				824,277	810,681	839,829
Future Policy Benefits and Claims	7,804,207				6,241,033				7,804,207	6,241,033	5,878,326
Unearned Premiums	6,792				16,329				6,792	16,329	21,805
Stable Value Products, Annuity Contracts and Other Policyholders' Funds	3,669,366				3,857,946				3,669,366	3,857,946	3,896,074
Net Premiums and Policy Fees									414,823	246,698	261,516
Net Investment Income									529,261	458,703	479,743
Benefits and Settlement Expenses									662,293	512,433	532,992
Amortization of Deferred Policy Acquisitions Costs and Value of Businesses Acquired									75,041	64,410	59,025
Other Operating Expenses									55,792	25,559	14,768
Premiums Written									22,386	766	854
Annuities
Supplementary insurance information
Deferred Policy Acquisition Costs and Value of Businesses Acquired	435,462				368,279				435,462	368,279	336,935
Future Policy Benefits and Claims	1,175,690				1,231,374				1,175,690	1,231,374	1,296,249
Unearned Premiums	103,314				93,609				103,314	93,609	54,748
Stable Value Products, Annuity Contracts and Other Policyholders' Funds	7,497,370				6,985,784				7,497,370	6,985,784	6,248,437
Net Premiums and Policy Fees									68,319	42,650	33,831
Net Investment Income									507,230	482,264	440,097
Benefits and Settlement Expenses									390,788	407,455	350,850
Amortization of Deferred Policy Acquisitions Costs and Value of Businesses Acquired									57,201	76	62,749
Other Operating Expenses									85,307	65,591	53,067
Stable Value Products
Supplementary insurance information
Deferred Policy Acquisition Costs and Value of Businesses Acquired	2,347				6,903				2,347	6,903	12,112
Stable Value Products, Annuity Contracts and Other Policyholders' Funds	2,769,510				3,076,233				2,769,510	3,076,233	3,581,150
Net Investment Income									145,150	171,327	221,688
Benefits and Settlement Expenses									81,256	123,365	154,555
Amortization of Deferred Policy Acquisitions Costs and Value of Businesses Acquired									4,556	5,430	3,471
Other Operating Expenses									2,557	3,325	3,565
Asset Protection
Supplementary insurance information
Deferred Policy Acquisition Costs and Value of Businesses Acquired	71,427				77,219				71,427	77,219	89,247
Future Policy Benefits and Claims	54,249				63,656				54,249	63,656	96,027
Unearned Premiums	557,801				550,176				557,801	550,176	603,030
Stable Value Products, Annuity Contracts and Other Policyholders' Funds	1,645				2,371				1,645	2,371	2,504
Net Premiums and Policy Fees									156,143	167,292	187,294
Net Investment Income									26,501	28,820	33,157
Benefits and Settlement Expenses									99,510	99,836	127,314
Amortization of Deferred Policy Acquisitions Costs and Value of Businesses Acquired									38,080	45,544	49,572
Other Operating Expenses									114,029	90,691	73,869
Premiums Written									146,632	157,137	175,523
Corporate and Other
Supplementary insurance information
Deferred Policy Acquisition Costs and Value of Businesses Acquired	1,612				3,497				1,612	3,497	5,950
Future Policy Benefits and Claims	78,002				84,068				78,002	84,068	87,404
Unearned Premiums	1,851				2,125				1,851	2,125	2,344
Stable Value Products, Annuity Contracts and Other Policyholders' Funds	50,113				48,216				50,113	48,216	44,635
Net Premiums and Policy Fees									21,361	24,162	26,564
Net Investment Income									166,326	154,501	128,243
Benefits and Settlement Expenses									21,528	24,575	29,896
Amortization of Deferred Policy Acquisitions Costs and Value of Businesses Acquired									2,654	1,694	1,900
Other Operating Expenses									199,896	197,471	179,660
Premiums Written									$ 21,107	$ 23,961	$ 26,413